Employee Benefit Plans (Changes in Benefit Obligation and Plan Aassets and the Funded Status) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	CAD 1,301
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,208	CAD 1,301
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	1,520	1,470
Addition of Teco	1,035	0
Defined Benefit Plan, Service Cost	35	22
Defined Benefit Plan, Contributions by Plan Participants	8	8
Defined Benefit Plan, Interest Cost	79	59
Defined Benefit Plan, Plan Amendments	0	0
Benefits Paid	(94)	(61)
Defined Benefit Plan, Actuarial Gain (Loss)	(2)	(15)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	26	37
Defined Benefit Plan, Benefit Obligation, Ending Balance	2,607	1,520
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,300	1,205
Addition of Teco	830	0
Defined Benefit Plan, Contributions by Employer	49	23
Defined Benefit Plan, Contributions by Plan Participants	8	8
Benefits Paid	(94)	(61)
Defined Benefit Plan, Actual Return on Plan Assets	93	96
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	22	29
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,208	1,300
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(399)	(220)
Non-pension Benefit Plans [Member
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	88	102
Addition of Teco	277	0
Defined Benefit Plan, Service Cost	4	3
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Interest Cost	9	4
Defined Benefit Plan, Plan Amendments	2	(27)
Benefits Paid	(16)	(6)
Defined Benefit Plan, Actuarial Gain (Loss)	(12)	1
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	6	11
Defined Benefit Plan, Benefit Obligation, Ending Balance	358	88
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	6	5
Addition of Teco	29	0
Defined Benefit Plan, Contributions by Employer	17	6
Defined Benefit Plan, Contributions by Plan Participants	0	0
Benefits Paid	(16)	(6)
Defined Benefit Plan, Actual Return on Plan Assets	2	0
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	1	1
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	39	6
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	CAD (319)	CAD (82)